Quarterly Holdings Report
for

Fidelity Freedom® Income Fund

December 31, 2019

FRI-QTLY-0220
1.811331.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.54% 3/5/20 to 3/19/20 (a)
(Cost $388,939)	390,000	388,964
	Shares	Value

Domestic Equity Funds - 10.1%
Fidelity Series All-Sector Equity Fund (b)	879,289	$9,118,225
Fidelity Series Blue Chip Growth Fund (b)	1,055,708	15,867,293
Fidelity Series Commodity Strategy Fund (b)	24,560,488	116,907,921
Fidelity Series Growth Company Fund (b)	1,806,444	32,064,385
Fidelity Series Intrinsic Opportunities Fund (b)	2,267,249	39,223,416
Fidelity Series Large Cap Stock Fund (b)	2,172,762	34,416,555
Fidelity Series Large Cap Value Index Fund (b)	741,285	9,777,548
Fidelity Series Opportunistic Insights Fund (b)	974,697	17,642,019
Fidelity Series Small Cap Discovery Fund (b)	392,102	4,564,068
Fidelity Series Small Cap Opportunities Fund (b)	1,004,168	14,058,347
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,092,261	26,613,559
Fidelity Series Value Discovery Fund (b)	1,389,833	18,887,828
TOTAL DOMESTIC EQUITY FUNDS
(Cost $264,634,611)		339,141,164

International Equity Funds - 11.5%
Fidelity Series Canada Fund (b)	819,414	9,251,182
Fidelity Series Emerging Markets Fund (b)	1,668,703	16,286,539
Fidelity Series Emerging Markets Opportunities Fund (b)	7,093,493	146,338,768
Fidelity Series International Growth Fund (b)	4,909,576	86,015,774
Fidelity Series International Small Cap Fund (b)	1,011,505	17,509,148
Fidelity Series International Value Fund (b)	7,943,499	78,640,641
Fidelity Series Overseas Fund (b)	3,134,323	33,788,003
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $293,091,836)		387,830,055

Bond Funds - 55.0%
Fidelity Series Emerging Markets Debt Fund (b)	2,184,167	20,968,008
Fidelity Series Floating Rate High Income Fund (b)	463,908	4,314,348
Fidelity Series High Income Fund (b)	2,566,681	24,614,473
Fidelity Series Inflation-Protected Bond Index Fund (b)	39,933,885	401,335,546
Fidelity Series International Credit Fund (b)	209,027	2,106,990
Fidelity Series Investment Grade Bond Fund (b)	111,656,580	1,291,866,628
Fidelity Series Long-Term Treasury Bond Index Fund (b)	9,421,302	83,001,667
Fidelity Series Real Estate Income Fund (b)	1,527,636	17,002,593
TOTAL BOND FUNDS
(Cost $1,752,796,823)		1,845,210,253

Short-Term Funds - 23.4%
Fidelity Cash Central Fund 1.58% (c)	2,126,474	2,126,899
Fidelity Series Government Money Market Fund 1.65% (b)(d)	626,109,278	626,109,278
Fidelity Series Short-Term Credit Fund (b)	15,492,391	156,163,301
TOTAL SHORT-TERM FUNDS
(Cost $782,642,707)		784,399,478
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,093,554,916)		3,356,969,914
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,102,900)
NET ASSETS - 100%		$3,355,867,014

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	9	March 2020	$1,453,995	$590	$590
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	50	March 2020	5,091,250	(47,827)	(47,827)
TOTAL FUTURES CONTRACTS					$(47,237)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $388,964.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,996
Total	$53,996

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$10,318,814	$1,383,088	$3,381,875	$688,086	$411,798	$386,400	$9,118,225
Fidelity Series Blue Chip Growth Fund	22,182,241	2,257,424	9,199,648	1,962,923	2,144,771	(1,517,495)	15,867,293
Fidelity Series Canada Fund	6,782,976	2,567,612	907,019	207,967	11,930	795,683	9,251,182
Fidelity Series Commodity Strategy Fund	78,042,984	51,454,667	12,642,915	1,802,954	(2,537,006)	2,590,191	116,907,921
Fidelity Series Emerging Markets Debt Fund	25,629,199	1,502,330	6,186,755	1,119,861	(226,507)	249,741	20,968,008
Fidelity Series Emerging Markets Fund	12,258,731	4,967,908	1,028,940	364,597	(7,423)	96,263	16,286,539
Fidelity Series Emerging Markets Opportunities Fund	114,538,710	31,747,807	15,368,109	3,647,243	454,343	14,966,017	146,338,768
Fidelity Series Floating Rate High Income Fund	4,460,729	278,411	438,708	196,294	(16,040)	29,956	4,314,348
Fidelity Series Government Money Market Fund 1.65%	600,538,386	78,279,981	52,709,089	10,088,219	--	--	626,109,278
Fidelity Series Growth Company Fund	43,711,719	4,031,583	17,932,938	3,437,366	5,552,399	(3,298,378)	32,064,385
Fidelity Series High Income Fund	29,587,852	1,624,204	7,108,508	1,231,922	263,396	247,529	24,614,473
Fidelity Series Inflation-Protected Bond Index Fund	443,884,166	26,180,899	81,440,264	5,509,206	256,941	12,453,804	401,335,546
Fidelity Series International Credit Fund	1,946,138	123,913	--	123,913	--	24,805	2,106,990
Fidelity Series International Growth Fund	79,536,330	4,325,275	9,664,519	3,049,398	758,823	11,059,865	86,015,774
Fidelity Series International Small Cap Fund	19,317,262	1,141,746	5,109,335	830,993	502,095	1,657,380	17,509,148
Fidelity Series International Value Fund	76,114,541	5,782,075	8,077,373	3,096,794	(36,351)	4,857,749	78,640,641
Fidelity Series Intrinsic Opportunities Fund	53,136,678	4,762,523	20,708,044	2,187,680	4,470,144	(2,437,885)	39,223,416
Fidelity Series Investment Grade Bond Fund	1,265,729,572	88,934,447	106,081,860	29,972,894	(330,736)	43,615,205	1,291,866,628
Fidelity Series Large Cap Stock Fund	46,058,050	4,519,756	19,337,590	2,694,111	3,043,489	132,850	34,416,555
Fidelity Series Large Cap Value Index Fund	13,176,613	859,978	5,035,984	611,152	934,593	(157,652)	9,777,548
Fidelity Series Long-Term Treasury Bond Index Fund	153,967,657	12,503,053	88,641,417	8,376,814	7,356,188	(2,183,814)	83,001,667
Fidelity Series Opportunistic Insights Fund	23,344,444	1,840,073	8,568,298	1,513,521	2,781,801	(1,756,001)	17,642,019
Fidelity Series Overseas Fund	--	30,910,357	--	124,579	--	2,877,646	33,788,003
Fidelity Series Real Estate Income Fund	16,745,875	1,286,549	1,374,964	1,026,866	17,259	327,874	17,002,593
Fidelity Series Short-Term Credit Fund	150,905,338	17,020,143	13,424,039	3,195,745	3,452	1,658,407	156,163,301
Fidelity Series Small Cap Discovery Fund	6,192,282	416,607	2,304,242	330,577	243,633	15,788	4,564,068
Fidelity Series Small Cap Opportunities Fund	18,448,340	1,549,726	6,625,898	1,054,199	1,609,376	(923,197)	14,058,347
Fidelity Series Stock Selector Large Cap Value Fund	35,698,360	2,543,547	14,140,345	1,336,614	2,057,707	454,290	26,613,559
Fidelity Series Value Discovery Fund	25,022,092	1,666,137	9,699,088	755,102	1,769,868	128,819	18,887,828
	$3,377,276,079	$386,461,819	$527,137,764	$90,537,590	$31,489,943	$86,351,840	$3,354,454,051

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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